SHARE-BASED PAYMENTS - (Schedule of Fair Value of Option Granted) (Details) - Employee - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of option per share | $ / shares	$ 2.88
Aggregate grant date fair value of options | $	$ 4,099